INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Cost	$3,575	$3,332
Accumulated amortization	(729)	(645)
Total	$2,846	$2,687
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Brazilian regulated gas transmission operation	$2,812	$2,645
U.K. regulated distribution operation	34	42
Total	$2,846	$2,687
Our company’s intangible assets are primarily related to concession arrangements with the local energy regulator, Agência Nacional do Petróleo, Gás Natural e Biocombustíveis (“ANP”), at our Brazilian regulated gas transmission operation. Total capacity is fully contracted under long-term “ship-or-pay” gas transportation agreements (“GTA”) and therefore the business is exposed to no volume or price risk. Each GTA takes into account a return on regulatory asset base (“RAB”), and the tariffs are calculated on an inflation adjusted regulatory weighted average cost of capital (“WACC”) fixed for the life of GTAs. On April 8, 2021, new legislation was passed in Brazil which provides our Brazilian regulated gas transmission operation the right to operate the gas pipelines perpetually.
The intangible assets at our U.K. regulated distribution operation relate to customer order backlogs, which represents the present value of future earnings derived from the build out of contracted connections at the acquisition date of the U.K. regulated distribution operation.
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2022	For the 12 month period ended December 31, 2021
Cost at beginning of the period	$3,332	$3,527
Additions, net of disposals	41	38
Non cash additions	—	5
Foreign currency translation	202	(238)
Ending Balance	$3,575	$3,332
The following table presents the accumulated amortization for our company’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2022	For the 12 month period ended December 31, 2021
Accumulated amortization at beginning of the period	$(645)	$(579)
Amortization	(51)	(108)
Foreign currency translation	(33)	42
Ending Balance	$(729)	$(645)